Organization and Description of Business (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Interest expense	$ 11,849	$ 7,148	$ 34,659	$ 23,427
Adjustment
Interest expense		$ 300		$ 700